October 22, 2013

Ave Maria Mutual Funds
 (Series of Schwartz Investment Trust)

Supplement to the Ave Maria Mutual Funds Statement of Additional Information (SAI)
 Dated May 1, 2013

The table on page 32 of the SAI indicating the dollar range of shares of the Funds beneficially owned by the portfolio managers as of December 31, 2012 has been revised as follows to reflect Richard L. Platte, Jr.’s ownership of shares in the Ave Maria Rising Dividend Fund.

	Dollar Range of Ave Maria Catholic Values Fund Shares Beneficially Owned	Dollar Range of Ave Maria Growth Fund Shares Beneficially Owned	Dollar Range of Ave Maria Rising Dividend Fund Shares Beneficially Owned	Dollar Range of Ave Maria Opportunity Fund Shares Beneficially Owned	Dollar Range of Ave Maria Bond Fund Shares Beneficially Owned	Dollar Range of Ave Maria World Equity Fund Shares Beneficially Owned
Richard L. Platte, Jr., CFA	$1–$10,000	$10,001–$50,000	$100,001-$500,000	None	$50,001–$100,000	None

 (The following supplement to the Prospectus and SAI was filed with the Securities and Exchange Commission on September 30, 2013)

Ave Maria Growth Fund

Effective September 27, 2013, the Board of Trustees has terminated the Sub-Advisory Agreement by and among Schwartz Investment Trust (the “Trust”), Schwartz Investment Counsel, Inc. (the “Adviser”) and JLB & Associates, Inc. (the “Sub-Adviser”) as it relates to the Ave Maria Growth Fund (the “Growth Fund”).  As of that date, all references to the Sub-Adviser, James L. Bashaw, CFA and Christopher R. Szydlowski, CFA, in the Prospectus and SAI are deleted.

Pursuant to the terms of the Investment Management Agreement between the Trust and the Adviser, dated April 30, 2003 and last amended May 1, 2012 (the “Investment Management Agreement”), the Adviser has assumed all portfolio management responsibilities on behalf of the Growth Fund.  The Investment Management Agreement was last approved by the Board of Trustees for a one year period in February 2013.  Accordingly, the disclosure in the section Management of the Fund - Portfolio Managers in the Risk/Return Summary on page 10 and Portfolio Managers in Operation of the Funds on pages 57-58 is revised as follows:

RISK/RETURN SUMMARY

AVE MARIA GROWTH FUND

Portfolio Managers

George P. Schwartz, CFA, President and Chief Investment Officer of the Adviser, is co-portfolio manager of the Fund and has acted in this capacity since September 30, 2013.

Richard L. Platte, Jr., CFA, Executive Vice President and Secretary of the Adviser, is co-portfolio manager of the Fund and has acted in this capacity since September 30, 2013.

OPERATION OF THE FUNDS

George P. Schwartz, CFA, co-portfolio manager of the Ave Maria Catholic Values Fund, Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund, has been President and Chief Investment Officer of the Adviser for more than 30 years.

Richard L. Platte, Jr., CFA, co-portfolio manager of the Ave Maria Growth Fund, Ave Maria Bond Fund and Ave Maria Rising Dividend Fund, joined the Adviser in 1987 and currently serves as Executive Vice President and Secretary.

Ave Maria Bond Fund

Effective September 27, 2013, Brandon S. Scheitler, serves as a co-portfolio manager of the Ave Maria Bond Fund.  Accordingly, the disclosure in the section Management of the Fund - Portfolio Manager in the Risk/Return Summary on page 35 and Portfolio Managers in Operation of the Funds on pages 57-58 is revised as follows:

RISK/RETURN SUMMARY

AVE MARIA BOND FUND

Portfolio Managers

Richard L. Platte, Jr., CFA, Executive Vice President and Secretary of the Adviser, is co-portfolio manager of the Fund.  Prior to September 2013, he acted as the sole portfolio manager for the Fund since its inception in May 2003.

Brandon S. Scheitler, MBA, Fixed-Income Analyst and Head Trader of the Adviser, is co-portfolio manager of the Fund and has acted in this capacity since September 2013.

OPERATION OF THE FUNDS

PORTFOLIO MANAGERS

Brandon S. Scheitler, MBA, co-portfolio manager of the Ave Maria Bond Fund, joined the Adviser in 2007 and currently serves as Fixed-Income Analyst and Head Trader.

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(The following Prospectus supplement was filed with the Securities and Exchange Commission on June 28, 2013)

Effective July 1, 2013, the Board of Trustees has terminated the Shareholder Servicing Plan (the “Plan”) as it relates to the Ave Maria Bond Fund (the “Bond Fund”).  Shareholders of the Bond Fund will no longer be assessed service fees pursuant to the Plan.  Although historical information regarding service fees incurred by the Bond Fund pursuant to the Plan will remain in the prospectus and statement of additional information, all other discussion of the Plan as it relates to the Bond Fund is removed in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE